Contingent assets and liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012	Dec. 05, 2012
Contingent assets and liabilities - Text Details (Detail) [Line Items]
Fair value of guarantees recognized on the balance sheet
Increase (decrease) of off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	€ (3)
Off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	€ 40	€ 44
Cathode Ray Tubes (CRT) [Member]
Contingent assets and liabilities - Text Details (Detail) [Line Items]
Fine imposed				€ 313
Company and LG Electronics Inc [Member]
Contingent assets and liabilities - Text Details (Detail) [Line Items]
Fine imposed				€ 392
Legal proceedings contingent liability [member] | Company and LG Electronics Inc [Member]
Contingent assets and liabilities - Text Details (Detail) [Line Items]
Fine payable recognized			€ 509